Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
Other assets are as follows:

	December 31, 2018	December 31, 2017
Long term prepaid lease payments	$1,853	$1,779
Other long term receivable	619	—
Intangible assets (note 10(b))	2,916	938
Deferred financing costs (note 10(c))	1,178	707
Deferred lease inducement asset (note 10(d))	641	784
Loan to DNSS Partnership (note 13(b))	689	969
Contract costs (note 19(f))	2,308	422
	$10,204	$5,599

Schedule of intangible assets
Estimated useful lives of definite lived intangible assets and corresponding amortization method are:

Assets	Basis	Rate
Internal-use software	Straight-line	4 years
Customer contracts	Straight-line	1 - 2 years
Favourable land lease	Straight-line	27 years
Assembled workforce	Straight-line	5 years
Partnership relationship	Straight-line	5 years
Brand	Straight-line	5 years

December 31, 2018	Cost	Accumulated amortization	Net book value
Internal-use software	$11,925	$11,019	$906
Other intangible assets	2,010	—	2,010
	$13,935	$11,019	$2,916

December 31, 2017	Cost	Accumulated amortization	Net book value
Internal-use software	$18,188	$17,250	$938

Schedule of estimated amortization expense for future years	The estimated amortization expense for future years is as follows:

For the year ending December 31,
2019	$734
2020	664
2021	470
2022	439
2023 and thereafter	609
$2,916

Schedule of deferred finance costs

	December 31, 2018	December 31, 2017
Cost	$1,575	$821
Accumulated amortization	397	114
	$1,178	$707

Schedule of deferred lease inducement assets

	December 31, 2018	December 31, 2017
Balance, beginning of year	$784	$927
Amortization	(143)	(143)
Balance, end of year	$641	$784